Taxes - Income tax expense (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Taxes
Current income tax	$ 5,572	$ 3,561
Deferred income tax expense	(112)	(1,187)
Adjustments to prior years' current and deferred tax	14	(80)
Income tax expenses	$ 5,474	$ 2,294